UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – High Yield Bond Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 32	0.64%
Key Fund Statistics
Fund net assets	$ 277,514,318
Total number of portfolio holdings	404
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies
, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 45	0.89%
Key Fund Statistics
Fund net assets	$ 277,514,318
Total number of portfolio holdings	404
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund
Class 3
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 38	0.76%
Key Fund Statistics
Fund net assets	$ 277,514,318
Total number of portfolio holdings	404
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements
of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services , Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – High Yield Bond Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,234,000	1,385,438
Electric 0.8%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	2,418,622	2,207,000
Total Convertible Bonds (Cost $3,905,718)			3,592,438

Corporate Bonds & Notes 92.2%

Aerospace & Defense 1.8%
Bombardier, Inc.(a)
04/15/2027	7.875%	270,000	270,845
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	429,000	461,950
11/15/2030	9.750%	375,000	413,591
TransDigm, Inc.(a)
08/15/2028	6.750%	1,291,000	1,308,093
03/01/2029	6.375%	1,197,000	1,204,414
03/01/2032	6.625%	1,222,000	1,236,133
Total			4,895,026
Airlines 2.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,285,736	2,266,516
04/20/2029	5.750%	1,699,753	1,656,349
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,067,027	1,015,091
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,106,356	1,108,799
Total			6,046,755
Automotive 1.9%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	167,000	166,605
04/01/2027	6.500%	44,000	43,907
Clarios Global LP(a)
05/15/2025	6.750%	700,000	700,392
Ford Motor Credit Co. LLC
06/16/2025	5.125%	414,000	410,923
11/13/2025	3.375%	728,000	704,543
08/17/2027	4.125%	689,000	654,861
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	155,000	150,210
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	600,000	591,361
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	765,649
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	351,000	363,147
04/23/2032	6.875%	670,000	692,742
Total			5,244,340
Brokerage/Asset Managers/Exchanges 1.1%
AG Issuer LLC(a)
03/01/2028	6.250%	29,000	28,353
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	986,000	1,021,401
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	672,000	731,553
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	608,000	585,960
Hightower Holding LLC(a)
04/15/2029	6.750%	870,000	814,556
Total			3,181,823
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	574,000	537,604
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	500,277
08/01/2030	6.500%	684,000	689,400
Interface, Inc.(a)
12/01/2028	5.500%	119,000	112,552
Masterbrand, Inc.(a)
07/15/2032	7.000%	150,000	151,677
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	536,000	555,057
White Cap Buyer LLC(a)
10/15/2028	6.875%	596,000	575,444
Total			3,122,011
Cable and Satellite 4.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	140,000	134,363
02/01/2028	5.000%	666,000	622,759
06/01/2029	5.375%	1,246,000	1,133,396
03/01/2030	4.750%	1,876,000	1,624,918
08/15/2030	4.500%	1,354,000	1,144,961
02/01/2032	4.750%	764,000	625,654
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	340,000	274,198
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	175,000	132,747
CSC Holdings LLC(a)
12/01/2030	4.625%	1,355,000	495,135
02/15/2031	3.375%	2,298,000	1,436,081
DISH Network Corp.(a)
11/15/2027	11.750%	655,000	643,428
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	571,256
08/01/2027	5.000%	299,000	286,101
07/15/2028	4.000%	380,000	343,303
07/01/2030	4.125%	310,000	264,815
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,216,548
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,045,000	889,045
Ziggo BV(a)
01/15/2030	4.875%	527,000	469,138
Total			12,307,846
Chemicals 4.5%
Ashland LLC(a)
09/01/2031	3.375%	855,000	720,633
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	483,000	502,607
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	456,504
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	615,000	617,657
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	1,020,890
HB Fuller Co.
10/15/2028	4.250%	596,000	561,925
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	639,163
INEOS Finance PLC(a)
04/15/2029	7.500%	827,000	836,191
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	636,000	674,878
Ingevity Corp.(a)
11/01/2028	3.875%	953,000	865,693
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	445,000	380,147
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	288,890
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	500,000	454,435
11/15/2028	9.750%	1,086,000	1,150,445
06/15/2031	7.250%	583,000	579,784
SPCM SA(a)
03/15/2027	3.125%	301,000	277,066
WR Grace Holdings LLC(a)
06/15/2027	4.875%	891,000	860,143
08/15/2029	5.625%	1,435,000	1,319,408
03/01/2031	7.375%	169,000	171,139
Total			12,377,598
Construction Machinery 1.5%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,308,000	2,081,888
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	770,731
06/15/2029	6.625%	467,000	473,614
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	667,000	679,623
03/15/2031	7.750%	167,000	174,589
Total			4,180,445
Consumer Cyclical Services 1.5%
APX Group, Inc.(a)
02/15/2027	6.750%	466,000	464,848
Arches Buyer, Inc.(a)
06/01/2028	4.250%	924,000	824,459
12/01/2028	6.125%	893,000	741,159
Match Group, Inc.(a)
06/01/2028	4.625%	782,000	732,786
02/15/2029	5.625%	276,000	265,207
Uber Technologies, Inc.(a)
08/15/2029	4.500%	1,163,000	1,108,143
Total			4,136,602
Consumer Products 0.9%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,360,000	1,351,846
Newell Brands, Inc.
09/15/2027	6.375%	218,000	214,890
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	325,251
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	530,000	457,102
02/01/2032	4.375%	175,000	150,691
Total			2,499,780
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 2.5%
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	376,736
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	947,000	955,134
EMRLD Borrower LP/Co-Issuer, Inc.(a),(c)
07/15/2031	6.750%	391,000	395,921
Esab Corp.(a)
04/15/2029	6.250%	295,000	296,889
Gates Corp. (The)(a)
07/01/2029	6.875%	311,000	316,622
Madison IAQ LLC(a)
06/30/2028	4.125%	998,000	930,961
06/30/2029	5.875%	333,000	310,054
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	504,833
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	249,166
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,417,000	1,443,958
03/15/2029	6.375%	538,000	540,152
03/15/2032	6.625%	691,000	698,772
Total			7,019,198
Electric 4.9%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,129,000	1,077,567
02/15/2031	3.750%	2,436,000	2,127,746
01/15/2032	3.750%	1,003,000	853,409
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	338,000	302,680
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	494,501
10/15/2026	3.875%	155,000	147,498
09/15/2027	4.500%	780,000	736,742
01/15/2029	7.250%	489,000	501,682
NRG Energy, Inc.
01/15/2028	5.750%	440,000	436,639
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,846,000	1,773,512
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	174,000	161,089
PG&E Corp.
07/01/2028	5.000%	260,000	250,373
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,207,000	1,153,340
01/15/2030	4.750%	916,000	835,388
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,099,000	1,080,583
07/31/2027	5.000%	277,000	268,011
10/15/2031	7.750%	1,107,000	1,153,056
04/15/2032	6.875%	357,000	362,425
Total			13,716,241
Environmental 1.0%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	103,236
GFL Environmental, Inc.(a)
08/01/2025	3.750%	633,000	626,911
01/15/2031	6.750%	436,000	445,351
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,516,000	1,493,054
Total			2,668,552
Finance Companies 2.7%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	436,000	443,713
Navient Corp.
06/25/2025	6.750%	445,000	444,829
03/15/2031	11.500%	484,000	532,940
OneMain Finance Corp.
01/15/2029	9.000%	386,000	407,088
03/15/2030	7.875%	573,000	590,618
09/15/2030	4.000%	552,000	473,671
05/15/2031	7.500%	475,000	480,868
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	966,000	938,206
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	869,000	757,302
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,287,000	1,927,586
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	57,215
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	280,000	273,421
04/15/2029	5.500%	182,000	172,845
Total			7,500,302
Food and Beverage 2.2%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	667,553
06/15/2030	6.000%	504,000	495,398
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,387,000	1,371,156
Post Holdings, Inc.(a)
02/15/2032	6.250%	797,000	799,030
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	458,385
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,049,000	924,255
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	700,000	674,635
US Foods, Inc.(a)
09/15/2028	6.875%	336,000	343,660
01/15/2032	7.250%	312,000	323,883
Total			6,057,955
Gaming 3.0%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	649,092
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	740,551
02/15/2030	7.000%	1,042,000	1,064,747
02/15/2032	6.500%	1,058,000	1,063,162
Churchill Downs, Inc.(a)
05/01/2031	6.750%	315,000	317,235
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	1,232,000	1,257,171
International Game Technology PLC(a)
02/15/2025	6.500%	200,000	200,244
04/15/2026	4.125%	339,000	329,887
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	141,000	145,873
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	932,734
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	285,000	275,037
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	965,000	940,694
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	370,875
Total			8,287,302
Health Care 7.3%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	181,027
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	134,929
04/15/2029	5.000%	574,000	545,979
Avantor Funding, Inc.(a)
07/15/2028	4.625%	429,000	408,194
11/01/2029	3.875%	1,334,000	1,210,310
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	531,000	544,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	400,000	392,197
04/01/2030	3.500%	819,000	783,609
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	235,226
03/15/2029	3.750%	249,000	227,599
03/15/2031	4.000%	291,000	260,314
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	350,000	325,658
04/15/2029	6.875%	654,000	500,875
05/15/2030	5.250%	1,703,000	1,405,146
01/15/2032	10.875%	479,000	499,132
Concentra Escrow Issuer Corp.(a),(c)
07/15/2032	6.875%	434,000	440,016
DaVita, Inc.(a)
06/01/2030	4.625%	360,000	325,762
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	281,950
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	274,122
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	544,000	550,069
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	941,000	866,451
10/01/2029	5.250%	2,252,000	2,146,292
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,196,401
Star Parent, Inc.(a)
10/01/2030	9.000%	1,173,000	1,232,774
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	457,000	462,827
Teleflex, Inc.
11/15/2027	4.625%	693,000	668,040
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	210,064
Tenet Healthcare Corp.
02/01/2027	6.250%	1,061,000	1,060,511
11/01/2027	5.125%	1,798,000	1,759,476
10/01/2028	6.125%	704,000	700,221
06/15/2030	6.125%	446,000	443,232
Total			20,272,723
Home Construction 0.3%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	321,638
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	432,000	408,687
04/01/2029	4.750%	102,000	94,862
Total			825,187
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 4.3%
Baytex Energy Corp.(a)
04/30/2030	8.500%	563,000	588,810
03/15/2032	7.375%	553,000	561,399
Civitas Resources, Inc.(a)
11/01/2030	8.625%	187,000	200,713
07/01/2031	8.750%	601,000	643,480
CNX Resources Corp.(a)
01/15/2029	6.000%	342,000	335,380
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,884,000	1,857,500
Comstock Resources, Inc.(a)
03/01/2029	6.750%	625,000	601,468
01/15/2030	5.875%	154,000	143,543
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	461,000	457,246
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,911,591
02/01/2029	5.750%	418,000	404,562
11/01/2033	8.375%	399,000	425,141
Matador Resources Co.(a)
04/15/2028	6.875%	333,000	338,170
04/15/2032	6.500%	650,000	650,455
Permian Resources Operating LLC(a)
01/15/2032	7.000%	1,032,000	1,060,614
SM Energy Co.
07/15/2028	6.500%	273,000	270,866
Southwestern Energy Co.
02/01/2032	4.750%	1,771,000	1,626,616
Total			12,077,554
Leisure 3.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	491,000	458,878
Carnival Corp.(a)
08/01/2028	4.000%	487,000	456,771
08/15/2029	7.000%	520,000	539,049
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	1,323,000	1,432,712
Cinemark USA, Inc.(a)
03/15/2026	5.875%	827,000	818,180
07/15/2028	5.250%	372,000	355,397
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	284,692
NCL Corp., Ltd.(a)
02/15/2027	5.875%	426,000	420,516
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	140,000	138,269
07/15/2027	5.375%	180,000	177,303
01/15/2029	9.250%	145,000	154,845
01/15/2030	7.250%	1,707,000	1,767,544
03/15/2032	6.250%	242,000	243,827
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	329,000	334,364
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	753,000	765,165
Vail Resorts, Inc.(a)
05/15/2032	6.500%	404,000	408,873
Viking Cruises Ltd.(a)
07/15/2031	9.125%	585,000	633,155
Total			9,389,540
Lodging 0.2%
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	435,000	436,979
Media and Entertainment 3.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	835,000	731,674
09/15/2028	9.000%	506,000	528,176
06/01/2029	7.500%	135,000	112,790
04/01/2030	7.875%	635,000	639,182
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,754,000	1,675,468
iHeartCommunications, Inc.
05/01/2026	6.375%	166,000	129,152
05/01/2027	8.375%	225,000	80,575
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	368,000	196,144
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	278,000	253,278
03/15/2030	4.625%	877,000	789,862
02/15/2031	7.375%	1,445,000	1,508,216
Roblox Corp.(a)
05/01/2030	3.875%	1,266,000	1,125,483
Univision Communications, Inc.(a)
08/15/2028	8.000%	549,000	535,024
06/30/2030	7.375%	623,000	581,190
Total			8,886,214
Metals and Mining 3.1%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	274,000	281,619
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	198,914
10/01/2031	5.125%	886,000	817,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium NV(a)
02/15/2026	5.875%	438,000	436,559
Constellium SE(a)
04/15/2029	3.750%	1,999,000	1,813,763
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,204,000	1,177,919
04/01/2029	6.125%	1,826,000	1,812,286
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	900,000	797,380
Novelis Corp.(a)
01/30/2030	4.750%	1,043,000	967,513
08/15/2031	3.875%	267,000	231,247
Total			8,535,025
Midstream 5.7%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	453,000	456,996
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,241,000	1,117,656
DCP Midstream Operating LP
04/01/2044	5.600%	624,000	595,546
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,086,000	1,118,611
DT Midstream, Inc.(a)
04/15/2032	4.300%	149,000	134,466
EQM Midstream Partners LP
08/01/2024	4.000%	170,000	169,603
07/15/2028	5.500%	720,000	709,021
07/15/2048	6.500%	292,000	294,488
EQM Midstream Partners LP(a)
06/01/2027	7.500%	226,000	230,977
07/01/2027	6.500%	503,000	508,554
04/01/2029	6.375%	307,000	310,035
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,229,866
06/01/2026	6.000%	1,107,000	1,104,931
04/28/2027	5.625%	124,000	123,012
Sunoco LP(a)
05/01/2029	7.000%	543,000	556,708
05/01/2032	7.250%	512,000	529,344
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,237,000	1,209,165
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	902,000	821,894
08/15/2031	4.125%	2,120,000	1,903,026
11/01/2033	3.875%	2,256,000	1,925,546
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	344,000	376,743
02/01/2032	9.875%	369,000	401,579
Total			15,827,767
Oil Field Services 1.6%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	236,000	242,035
Nabors Industries Ltd.(a)
01/15/2028	7.500%	452,000	430,687
Nabors Industries, Inc.(a)
05/15/2027	7.375%	600,000	609,012
01/31/2030	9.125%	263,000	272,615
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	475,000	482,941
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,780,000	1,836,065
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	704,000	708,948
Total			4,582,303
Other Industry 0.2%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	290,000	273,309
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	253,000	254,941
Total			528,250
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP(a),(c)
07/15/2031	7.000%	472,000	475,759
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	175,000	173,502
02/01/2027	4.250%	1,856,000	1,757,996
06/15/2029	4.750%	322,000	297,431
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	469,814
02/01/2030	7.000%	243,000	245,766
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	172,769
04/01/2032	6.500%	428,000	427,944
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	328,884
Service Properties Trust(a)
11/15/2031	8.625%	344,000	358,665
Total			4,708,530
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 1.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,830,000	1,550,851
Canpack SA/US LLC(a)
11/15/2029	3.875%	939,000	839,510
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	610,715
08/15/2027	8.500%	530,000	526,922
Total			3,527,998
Pharmaceuticals 1.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,000	80,777
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	405,000	377,884
06/01/2028	4.875%	871,000	651,924
09/30/2028	11.000%	151,000	134,591
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,539,000	1,327,314
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	336,700
Organon Finance 1 LLC(a)
04/30/2028	4.125%	413,000	383,579
04/30/2031	5.125%	1,461,000	1,311,781
Total			4,604,550
Property & Casualty 3.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	481,000	450,485
10/15/2027	6.750%	1,992,000	1,961,199
04/15/2028	6.750%	901,000	902,894
AmWINS Group, Inc.(a)
02/15/2029	6.375%	552,000	553,961
AssuredPartners, Inc.(a)
01/15/2029	5.625%	461,000	431,362
02/15/2032	7.500%	415,000	415,922
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	896,000	835,613
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	186,465
HUB International Ltd.(a)
01/31/2032	7.375%	701,000	711,140
HUB International, Ltd.(a)
06/15/2030	7.250%	2,371,000	2,429,579
MGIC Investment Corp.
08/15/2028	5.250%	101,000	98,437
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	931,000	941,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radian Group, Inc.
03/15/2027	4.875%	235,000	229,719
05/15/2029	6.200%	198,000	199,987
USI, Inc.(a)
01/15/2032	7.500%	329,000	334,444
Total			10,682,831
Railroads 0.3%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	724,000	721,460
Refining 0.2%
HF Sinclair Corp.(a)
04/15/2027	6.375%	659,000	660,611
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	549,479
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	118,424
01/15/2030	6.750%	160,000	140,468
IRB Holding Corp.(a)
06/15/2025	7.000%	650,000	650,068
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	634,438
Total			2,092,877
Retailers 1.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	186,150
02/15/2032	5.000%	201,000	182,023
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	201,000	207,706
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	406,137
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	278,764
02/15/2031	9.000%	183,000	191,765
L Brands, Inc.(a)
07/01/2025	9.375%	200,000	206,651
10/01/2030	6.625%	719,000	721,447
L Brands, Inc.
06/15/2029	7.500%	145,000	149,596
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	299,000	279,348
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	289,895
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	309,000	287,014
02/15/2029	7.750%	275,000	267,554
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	852,000	712,050
Total			4,366,100
Technology 11.2%
Block, Inc.
06/01/2031	3.500%	318,000	274,573
Block, Inc.(a)
05/15/2032	6.500%	868,000	879,768
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	212,436
03/01/2026	9.125%	129,000	129,202
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	484,313
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	275,000	279,219
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	125,000	124,456
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	753,900
07/01/2029	4.875%	963,000	895,114
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,624,000	1,574,894
06/30/2032	8.250%	1,367,000	1,393,625
CommScope Technologies LLC(a)
06/15/2025	6.000%	300,000	244,220
03/15/2027	5.000%	470,000	194,056
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,288,000	1,189,247
Entegris Escrow Corp.(a)
04/15/2029	4.750%	1,084,000	1,035,616
06/15/2030	5.950%	787,000	779,105
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,278,000	1,332,807
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	768,827
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	682,479
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	528,000	537,644
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	298,000	272,295
05/30/2029	9.500%	905,000	921,851
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	395,000	361,052
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	884,838
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	1,126,572
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	952,000	1,029,553
NCR Corp.(a)
10/01/2028	5.000%	716,000	676,458
04/15/2029	5.125%	1,761,000	1,657,813
10/01/2030	5.250%	46,000	42,085
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,122,000	1,074,244
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,721,000	1,653,284
Seagate HDD
12/15/2029	8.250%	311,000	333,548
07/15/2031	8.500%	346,000	372,251
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	491,000	494,450
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,140,297
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	386,000	389,451
Synaptics, Inc.(a)
06/15/2029	4.000%	1,080,000	978,857
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	343,566
UKG, Inc.(a)
02/01/2031	6.875%	1,095,000	1,108,866
Zebra Technologies Corp.(a)
06/01/2032	6.500%	962,000	972,916
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,627,000	1,468,469
Total			31,068,217
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	550,000	543,872
Wireless 1.6%
Altice France Holding SA(a)
02/15/2028	6.000%	1,135,000	367,711
Altice France SA(a)
07/15/2029	5.125%	1,853,000	1,219,261
SBA Communications Corp.
02/01/2029	3.125%	785,000	700,492
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,279,721
07/15/2031	4.750%	1,182,000	997,565
Total			4,564,750
Wirelines 1.3%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	597,000	620,966
03/15/2031	8.625%	778,000	801,493
Iliad Holding SAS(a)
10/15/2026	6.500%	1,066,000	1,061,111
10/15/2028	7.000%	908,000	899,959
Iliad Holding SASU(a)
04/15/2031	8.500%	339,000	343,732
Total			3,727,261
Total Corporate Bonds & Notes (Cost $260,939,461)			255,872,375

Foreign Government Obligations(d) 1.2%

Canada 1.2%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	444,000	440,890
11/15/2028	8.500%	1,087,000	1,152,722
05/15/2029	4.250%	225,000	198,102
02/15/2030	9.000%	1,558,000	1,646,466
Total			3,438,180
Total Foreign Government Obligations (Cost $3,339,399)			3,438,180

Senior Loans 1.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.208%	431,043	408,146
Property & Casualty 0.2%
Truist Insurance Holdings LLC(e),(f)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	10.085%	513,932	523,142
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.5%
PetSmart LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.194%	1,384,744	1,378,969
Technology 0.8%
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/24/2031	8.835%	379,404	381,969
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	753,033	751,956
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.194%	348,000	339,474
DCert Buyer, Inc.(e),(f)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.344%	52,667	46,689
UKG, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/10/2031	8.576%	589,460	591,376
Total			2,111,464
Total Senior Loans (Cost $4,414,977)			4,421,721

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(g),(h)	4,613,870	4,612,486
Total Money Market Funds (Cost $4,612,654)		4,612,486
Total Investments in Securities (Cost: $277,212,209)		271,937,200
Other Assets & Liabilities, Net		5,577,118
Net Assets		277,514,318
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $236,866,927, which represents 85.35% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	3,421,439	36,929,635	(35,738,078)	(510)	4,612,486	(167)	138,834	4,613,870
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies;
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	3,592,438	—	3,592,438
Corporate Bonds & Notes	—	255,872,375	—	255,872,375
Foreign Government Obligations	—	3,438,180	—	3,438,180
Senior Loans	—	4,421,721	—	4,421,721
Money Market Funds	4,612,486	—	—	4,612,486
Total Investments in Securities	4,612,486	267,324,714	—	271,937,200
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $272,599,555)	$267,324,714
Affiliated issuers (cost $4,612,654)	4,612,486
Cash	2,120,125
Receivable for:
Investments sold on a delayed delivery basis	1,251,360
Capital shares sold	45,517
Dividends	23,449
Interest	4,345,583
Foreign tax reclaims	5,185
Expense reimbursement due from Investment Manager	1,032
Prepaid expenses	3,291
Total assets	279,732,742
Liabilities
Payable for:
Investments purchased	96,530
Investments purchased on a delayed delivery basis	1,302,073
Capital shares redeemed	642,086
Management services fees	5,006
Distribution and/or service fees	1,228
Service fees	27,672
Compensation of chief compliance officer	26
Compensation of board members	1,638
Other expenses	37,270
Deferred compensation of board members	104,895
Total liabilities	2,218,424
Net assets applicable to outstanding capital stock	$277,514,318
Represented by
Paid in capital	278,399,584
Total distributable earnings (loss)	(885,266)
Total - representing net assets applicable to outstanding capital stock	$277,514,318
Class 1
Net assets	$4,703,406
Shares outstanding	750,445
Net asset value per share	$6.27
Class 2
Net assets	$85,731,212
Shares outstanding	13,861,315
Net asset value per share	$6.18
Class 3
Net assets	$187,079,700
Shares outstanding	29,963,238
Net asset value per share	$6.24
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$138,834
Interest	9,274,922
Total income	9,413,756
Expenses:
Management services fees	905,265
Distribution and/or service fees
Class 2	104,473
Class 3	116,988
Service fees	103,961
Custodian fees	3,211
Printing and postage fees	19,382
Accounting services fees	20,524
Legal fees	7,075
Compensation of chief compliance officer	24
Compensation of board members	6,969
Deferred compensation of board members	14,199
Other	4,931
Total expenses	1,307,002
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(205,800)
Total net expenses	1,101,202
Net investment income	8,312,554
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,164,970)
Investments — affiliated issuers	(167)
Net realized loss	(3,165,137)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,783,596
Investments — affiliated issuers	(510)
Net change in unrealized appreciation (depreciation)	1,783,086
Net realized and unrealized loss	(1,382,051)
Net increase in net assets resulting from operations	$6,930,503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$8,312,554	$15,796,296
Net realized loss	(3,165,137)	(7,346,027)
Net change in unrealized appreciation (depreciation)	1,783,086	23,437,035
Net increase in net assets resulting from operations	6,930,503	31,887,304
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(160,514)
Class 2	—	(4,078,093)
Class 3	—	(10,167,032)
Total distributions to shareholders	—	(14,405,639)
Decrease in net assets from capital stock activity	(8,875,738)	(3,576,816)
Total increase (decrease) in net assets	(1,945,235)	13,904,849
Net assets at beginning of period	279,459,553	265,554,704
Net assets at end of period	$277,514,318	$279,459,553

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	153,314	943,465	208,154	1,225,754
Distributions reinvested	—	—	27,819	160,514
Shares redeemed	(19,856)	(121,668)	(20,931)	(122,844)
Net increase	133,458	821,797	215,042	1,263,424
Class 2
Shares sold	971,021	5,894,750	5,717,483	32,701,314
Distributions reinvested	—	—	714,202	4,078,093
Shares redeemed	(1,092,848)	(6,617,974)	(5,089,366)	(30,215,172)
Net increase (decrease)	(121,827)	(723,224)	1,342,319	6,564,235
Class 3
Shares sold	138,041	845,922	124,393	731,643
Distributions reinvested	—	—	1,765,109	10,167,032
Shares redeemed	(1,602,694)	(9,820,233)	(3,800,156)	(22,303,150)
Net decrease	(1,464,653)	(8,974,311)	(1,910,654)	(11,404,475)
Total net decrease	(1,453,022)	(8,875,738)	(353,293)	(3,576,816)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

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Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$6.11	0.19	(0.03)	0.16	—	—	—
Year Ended 12/31/2023	$5.76	0.35	0.33	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$6.85	0.31	(1.03)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.87	0.31	0.03	0.34	(0.36)	—	(0.36)
Year Ended 12/31/2020	$6.83	0.34	0.09	0.43	(0.39)	—	(0.39)
Year Ended 12/31/2019	$6.20	0.34	0.70	1.04	(0.41)	—	(0.41)
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$6.03	0.18	(0.03)	0.15	—	—	—
Year Ended 12/31/2023	$5.69	0.33	0.33	0.66	(0.32)	—	(0.32)
Year Ended 12/31/2022	$6.77	0.29	(1.01)	(0.72)	(0.32)	(0.04)	(0.36)
Year Ended 12/31/2021	$6.79	0.29	0.03	0.32	(0.34)	—	(0.34)
Year Ended 12/31/2020	$6.76	0.32	0.09	0.41	(0.38)	—	(0.38)
Year Ended 12/31/2019	$6.15	0.33	0.67	1.00	(0.39)	—	(0.39)
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$6.09	0.19	(0.04)	0.15	—	—	—
Year Ended 12/31/2023	$5.74	0.34	0.33	0.67	(0.32)	—	(0.32)
Year Ended 12/31/2022	$6.83	0.30	(1.02)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.85	0.30	0.03	0.33	(0.35)	—	(0.35)
Year Ended 12/31/2020	$6.81	0.33	0.09	0.42	(0.38)	—	(0.38)
Year Ended 12/31/2019	$6.19	0.34	0.68	1.02	(0.40)	—	(0.40)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$6.27	2.62%	0.79%	0.64%	6.22%	21%	$4,703
Year Ended 12/31/2023	$6.11	12.19%	0.78%	0.65%	5.98%	31%	$3,768
Year Ended 12/31/2022	$5.76	(10.54% )	0.78%	0.66%	5.21%	40%	$2,314
Year Ended 12/31/2021	$6.85	4.98%	0.77%	0.67%	4.52%	60%	$1,349
Year Ended 12/31/2020	$6.87	6.67%	0.78%	0.67%	5.17%	59%	$563
Year Ended 12/31/2019	$6.83	17.00%	0.80%	0.67%	5.21%	49%	$227
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$6.18	2.49%	1.04%	0.89%	5.96%	21%	$85,731
Year Ended 12/31/2023	$6.03	11.87%	1.03%	0.90%	5.73%	31%	$84,374
Year Ended 12/31/2022	$5.69	(10.78% )	1.02%	0.91%	4.87%	40%	$71,928
Year Ended 12/31/2021	$6.77	4.79%	1.02%	0.92%	4.28%	60%	$85,990
Year Ended 12/31/2020	$6.79	6.31%	1.02%	0.92%	4.89%	59%	$71,989
Year Ended 12/31/2019	$6.76	16.52%	1.02%	0.94%	5.04%	49%	$74,825
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$6.24	2.46%	0.91%	0.76%	6.08%	21%	$187,080
Year Ended 12/31/2023	$6.09	12.08%	0.91%	0.77%	5.82%	31%	$191,318
Year Ended 12/31/2022	$5.74	(10.70% )	0.90%	0.79%	4.99%	40%	$191,313
Year Ended 12/31/2021	$6.83	4.86%	0.89%	0.80%	4.42%	60%	$243,649
Year Ended 12/31/2020	$6.85	6.55%	0.89%	0.80%	5.03%	59%	$253,841
Year Ended 12/31/2019	$6.81	16.72%	0.89%	0.81%	5.18%	49%	$280,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.66% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.64
Class 2	0.89
Class 3	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
277,212,000	4,074,000	(9,349,000)	(5,275,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,003,991)	(12,144,390)	(16,148,381)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $55,384,970 and $60,085,598, respectively, for the six months ended June 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 89.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

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Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7010_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024